Risk management - Concentration risk (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€) component customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of methods used to measure exposure to counterparty credit risk | component	2
Spain
Concentration of risk
Risk exposure	€ 221,341
"Large Exposures" Customers
Concentration of risk
Number of largest groups | customer	20
Credit risk | "Large Exposures" Customers
Concentration of risk
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Credit exposure, percentage of total loans	4.65%
Risk exposure	€ 1,460,256
Credit risk | "Large Exposures" Customers | Spain
Concentration of risk
Risk exposure	339,154
Credit risk | "Large Exposures" Customers | Other European Countries
Concentration of risk
Risk exposure	296,789
Credit risk | "Large Exposures" Customers | America
Concentration of risk
Risk exposure	432,206
Credit risk | "Large Exposures" Customers | Rest of the world
Concentration of risk
Risk exposure	392,107
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions
Concentration of risk
Risk exposure	278,343
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | Spain
Concentration of risk
Risk exposure	69,467
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | Other European Countries
Concentration of risk
Risk exposure	49,359
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | America
Concentration of risk
Risk exposure	75,831
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | Rest of the world
Concentration of risk
Risk exposure	83,686
Credit risk | "Large Exposures" Customers | Public sector
Concentration of risk
Risk exposure	166,114
Credit risk | "Large Exposures" Customers | Public sector | Spain
Concentration of risk
Risk exposure	43,121
Credit risk | "Large Exposures" Customers | Public sector | Other European Countries
Concentration of risk
Risk exposure	30,571
Credit risk | "Large Exposures" Customers | Public sector | America
Concentration of risk
Risk exposure	83,960
Credit risk | "Large Exposures" Customers | Public sector | Rest of the world
Concentration of risk
Risk exposure	8,462
Credit risk | "Large Exposures" Customers | Central government
Concentration of risk
Risk exposure	143,003
Credit risk | "Large Exposures" Customers | Central government | Spain
Concentration of risk
Risk exposure	32,070
Credit risk | "Large Exposures" Customers | Central government | Other European Countries
Concentration of risk
Risk exposure	28,988
Credit risk | "Large Exposures" Customers | Central government | America
Concentration of risk
Risk exposure	74,032
Credit risk | "Large Exposures" Customers | Central government | Rest of the world
Concentration of risk
Risk exposure	7,913
Credit risk | "Large Exposures" Customers | Other central government
Concentration of risk
Risk exposure	23,111
Credit risk | "Large Exposures" Customers | Other central government | Spain
Concentration of risk
Risk exposure	11,051
Credit risk | "Large Exposures" Customers | Other central government | Other European Countries
Concentration of risk
Risk exposure	1,583
Credit risk | "Large Exposures" Customers | Other central government | America
Concentration of risk
Risk exposure	9,928
Credit risk | "Large Exposures" Customers | Other central government | Rest of the world
Concentration of risk
Risk exposure	549
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity)
Concentration of risk
Risk exposure	113,569
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | Spain
Concentration of risk
Risk exposure	14,882
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | Other European Countries
Concentration of risk
Risk exposure	37,661
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | America
Concentration of risk
Risk exposure	27,883
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | Rest of the world
Concentration of risk
Risk exposure	33,143
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Concentration of risk
Risk exposure	400,329
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Spain
Concentration of risk
Risk exposure	125,608
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Other European Countries
Concentration of risk
Risk exposure	85,897
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | America
Concentration of risk
Risk exposure	131,578
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of the world
Concentration of risk
Risk exposure	57,246
Credit risk | "Large Exposures" Customers | Construction and property development
Concentration of risk
Risk exposure	19,105
Credit risk | "Large Exposures" Customers | Construction and property development | Spain
Concentration of risk
Risk exposure	3,921
Credit risk | "Large Exposures" Customers | Construction and property development | Other European Countries
Concentration of risk
Risk exposure	3,531
Credit risk | "Large Exposures" Customers | Construction and property development | America
Concentration of risk
Risk exposure	5,631
Credit risk | "Large Exposures" Customers | Construction and property development | Rest of the world
Concentration of risk
Risk exposure	6,022
Credit risk | "Large Exposures" Customers | Civil engineering construction
Concentration of risk
Risk exposure	5,723
Credit risk | "Large Exposures" Customers | Civil engineering construction | Spain
Concentration of risk
Risk exposure	2,924
Credit risk | "Large Exposures" Customers | Civil engineering construction | Other European Countries
Concentration of risk
Risk exposure	1,864
Credit risk | "Large Exposures" Customers | Civil engineering construction | America
Concentration of risk
Risk exposure	798
Credit risk | "Large Exposures" Customers | Civil engineering construction | Rest of the world
Concentration of risk
Risk exposure	137
Credit risk | "Large Exposures" Customers | Large companies
Concentration of risk
Risk exposure	232,469
Credit risk | "Large Exposures" Customers | Large companies | Spain
Concentration of risk
Risk exposure	59,037
Credit risk | "Large Exposures" Customers | Large companies | Other European Countries
Concentration of risk
Risk exposure	48,120
Credit risk | "Large Exposures" Customers | Large companies | America
Concentration of risk
Risk exposure	86,515
Credit risk | "Large Exposures" Customers | Large companies | Rest of the world
Concentration of risk
Risk exposure	38,797
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs
Concentration of risk
Risk exposure	143,032
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | Spain
Concentration of risk
Risk exposure	59,726
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | Other European Countries
Concentration of risk
Risk exposure	32,382
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | America
Concentration of risk
Risk exposure	38,634
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | Rest of the world
Concentration of risk
Risk exposure	12,290
Credit risk | "Large Exposures" Customers | Households - other
Concentration of risk
Risk exposure	501,901
Credit risk | "Large Exposures" Customers | Households - other | Spain
Concentration of risk
Risk exposure	86,076
Credit risk | "Large Exposures" Customers | Households - other | Other European Countries
Concentration of risk
Risk exposure	93,301
Credit risk | "Large Exposures" Customers | Households - other | America
Concentration of risk
Risk exposure	112,954
Credit risk | "Large Exposures" Customers | Households - other | Rest of the world
Concentration of risk
Risk exposure	209,570
Credit risk | "Large Exposures" Customers | Residential loans
Concentration of risk
Risk exposure	324,193
Credit risk | "Large Exposures" Customers | Residential loans | Spain
Concentration of risk
Risk exposure	60,556
Credit risk | "Large Exposures" Customers | Residential loans | Other European Countries
Concentration of risk
Risk exposure	34,102
Credit risk | "Large Exposures" Customers | Residential loans | America
Concentration of risk
Risk exposure	38,762
Credit risk | "Large Exposures" Customers | Residential loans | Rest of the world
Concentration of risk
Risk exposure	190,773
Credit risk | "Large Exposures" Customers | Consumer loans
Concentration of risk
Risk exposure	160,037
Credit risk | "Large Exposures" Customers | Consumer loans | Spain
Concentration of risk
Risk exposure	17,881
Credit risk | "Large Exposures" Customers | Consumer loans | Other European Countries
Concentration of risk
Risk exposure	57,033
Credit risk | "Large Exposures" Customers | Consumer loans | America
Concentration of risk
Risk exposure	69,263
Credit risk | "Large Exposures" Customers | Consumer loans | Rest of the world
Concentration of risk
Risk exposure	15,860
Credit risk | "Large Exposures" Customers | Other purposes
Concentration of risk
Risk exposure	17,671
Credit risk | "Large Exposures" Customers | Other purposes | Spain
Concentration of risk
Risk exposure	7,639
Credit risk | "Large Exposures" Customers | Other purposes | Other European Countries
Concentration of risk
Risk exposure	2,166
Credit risk | "Large Exposures" Customers | Other purposes | America
Concentration of risk
Risk exposure	4,929
Credit risk | "Large Exposures" Customers | Other purposes | Rest of the world
Concentration of risk
Risk exposure	€ 2,937